Provisions for Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pretax earnings:
U.S.	$ 389,342	$ 302,748	$ 270,695
Non-U.S.	19,145	22,888	18,619
Total pretax earnings (loss)	408,487	325,636	289,314
Current provision (benefit)
Federal	116,788	10,899	14,784
State	12,199	5,514	7,475
Non-U.S.	3,344	4,786	3,861
Current provision (benefit), total	132,331	21,199	26,120
Deferred provision (benefit)
Federal	8,466	89,327	70,653
State	1,458	8,310	7,300
Non-U.S.	1,524	1,433	1,666
Deferred provision (benefit), total	11,448	99,070	79,619
Provision for income tax expense	143,779	120,269	105,739
Income taxes paid (net of income tax refunded received)	$ 144,682	$ 10,739	$ 14,265